Statements of Stockholders' Equity (Parentheticals)(Common Stock [Member] USD ($))	12 Months Ended
	Jun. 30, 2010 Stock Issued For Services [Member]	Jun. 30, 2010 Stock Issued for Cash 1 [Member]	Jun. 30, 2010 Stock Issued for Cash 2 [Member]
Equity issuance, per share amount	$ 0.01	$ 0.20	$ 0.29